SEC. File Nos. 333-163115
811-22349

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 4
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 7

CAPITAL PRIVATE CLIENT SERVICES FUNDS
(Exact Name of Registrant as specified in charter)

6455 Irvine Center Drive
Irvine, CA 92618
(Address of principal executive offices)

Registrant's telephone number, including area code:
(949) 975-5000

TIMOTHY W. McHALE, ESQ
Counsel
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copy to:

Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

(Counsel for the Registrant)

Approximate date of proposed public offering:
It is proposed that this filing become effective immediately pursuant to paragraph (b) of rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Los Angeles, and State of California on the 10th day of March, 2011.

CAPITAL PRIVATE CLIENT SERVICES FUNDS

By:  /s/ Paul F. Roye
      Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on March 10, 2011 by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ John B. Emerson	President
(John B. Emerson)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Kevin M. Saks	Treasurer
(Kevin M. Saks)

(3)	Trustees:
	Richard G. Capen, Jr.*	Trustee
	H. Frederick Christie*	Trustee
	Martin Fenton*	Trustee
	Richard G. Newman*	Trustee
	/s/ Paul F. Roye	Chairman of the Board
(Paul F. Roye)
*By: /s/ Courtney R. Taylor
(Courtney R. Taylor, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Timothy W. McHale
(Timothy W. McHale)

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase